The Company and basis of presentation - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 14,675,530	€ 14,650,008
Increase (decrease) in market capitalization	(6.00%)
Market capitalization	€ 10,460,189	11,137,975
Increase (decrease) in FMC AG & Co. KGaA shareholders' equity	2.00%
Total FMC AG & Co. KGaA shareholders' equity	€ 13,907,356	13,620,261
Care Delivery
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 12,571,036	€ 12,573,423
Residual value growth	1.00%	1.00%
Pre-tax WACC	10.78%	10.53%
After-tax WACC	8.32%	8.09%
Excess of recoverable amount over carrying amount	€ 4,918,691	€ 4,740,257
Care Delivery | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0217	0.0210
Care Delivery | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0164	0.0160
Care Delivery | Residual value growth
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0749)	(0.0726)
Care Delivery | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0247)	(0.0235)
Care Enablement
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 2,104,494	€ 2,076,585
Residual value growth	1.00%	1.00%
Pre-tax WACC	9.07%	8.41%
After-tax WACC	7.34%	6.54%
Excess of recoverable amount over carrying amount	€ 3,454,949	€ 3,285,391
Care Enablement | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0228	0.0227
Care Enablement | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0169	0.0166
Care Enablement | Residual value growth
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0542)	(0.0557)
Care Enablement | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0303)	(0.0302)